INTANGIBLE ASSETS, NET (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years 9 months
Total intangible assets	$ 186,300	$ 186,300
Intangible assets, accumulated amortization	(145,854)	(137,720)
Intangible assets, net	40,446	48,580
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 186,300	$ 186,300